UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  57 Danbury Road - Suite 204
          Wilton, CT 06897

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James Gellert
Title:    Managing Member
Phone:    (203) 529-4300


Signature, Place and Date of Signing:

/s/ James Gellert                    Wilton, CT             November 9, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total: $111,877
                                      (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number              Name

1         028-12175                         WD Offshore Fund, Ltd.

                                                  FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2    COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                     VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS     CUSIP       (x1000)     PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED   NONE
--------------                  --------     -----       -------     -------   --- ----   ----------  --------  ----  ------   ----
AMBASSADORS GROUP INC           COM          023177108    2,724      71,500    SH         SHARED       1              71,500
AMERICAN DENTAL PARTNERS        COM          025353103      787      28,100    SH         SHARED       1              28,100
AMERICREDIT CORP                COM          03060R101      861      49,000    SH         SHARED       1              49,000
AMERIGROUP CORP                 COM          03073T102    1,696      49,200    SH         SHARED       1              49,200
AMSURG CORP                     COM          03232P405    1,456      63,100    SH         SHARED       1              63,100
BANK HAWAII CORP                COM          062540109      893      16,900    SH         SHARED       1              16,900
BOSTON BEER INC                 CL A         100557107    2,102      43,200    SH         SHARED       1              43,200
BRIGHT HORIZON FAMILY SOLUTI    COM          109195107    2,819      65,810    SH         SHARED       1              65,810
BROADRIDGE FINL SOLUTIONS IN    COM          11133T103    1,292      68,200    SH         SHARED       1              68,200
CAL DIVE INTL INC DEL           COM          12802T101      929      61,900    SH         SHARED       1              61,900
CAMDEN NATL CORP                COM          133034108      875      25,000    SH         SHARED       1              25,000
CBIZ INC                        COM          124805102      938     118,000    SH         SHARED       1             118,000
CENTENE CORP DEL                COM          15135B101    1,443      67,070    SH         SHARED       1              67,070
CHEMED CORP NEW                 COM          16359R103    1,952      31,400    SH         SHARED       1              31,400
CITY BK LYNNWOOD WASH           COM          17770A109      847      29,500    SH         SHARED       1              29,500
CITY HLDG CO                    COM          177835105      830      22,800    SH         SHARED       1              22,800
COHEN & STEERS INC              COM          19247A100      707      19,100    SH         SHARED       1              19,100
COMPLETE PRODUCTION SERVICES    COM          20453E109      637      31,100    SH         SHARED       1              31,100
DECKERS OUTDOOR CORP            COM          243537107    2,152      19,600    SH         SHARED       1              19,600
DOMINOS PIZZA INC               COM          25754A201    1,026      61,859    SH         SHARED       1              61,859
DOVER DOWNS GAMING & ENTMT I    COM          260095104      180      17,300    SH         SHARED       1              17,300
DYNAMEX INC                     COM          26784F103      758      29,600    SH         SHARED       1              29,600
EXPONENT INC                    COM          30214U102    1,362      54,300    SH         SHARED       1              54,300
FORWARD AIR CORP                COM          349853101      637      21,400    SH         SHARED       1              21,400
GLOBAL INDS LTD CMN             COM          379336100    1,113      43,200    SH         SHARED       1              43,200
GLOBAL PMTS INC                 COM          37940X102    1,406      31,800    SH         SHARED       1              31,800
GOODMAN GLOBAL INC              COM          38239A100    2,177      91,170    SH         SHARED       1              91,170
GREAT SOUTHN BANCORP INC        COM          390905107      850      34,200    SH         SHARED       1              34,200
HANGER ORTHOPEDIC GROUP INC     COM NEW      41043F208    1,727     152,400    SH         SHARED       1             152,400
HEALTHEXTRAS INC                COM          422211102    1,225      44,000    SH         SHARED       1              44,000
HEALTHSPRING INC                COM          42224N101    1,523      78,080    SH         SHARED       1              78,080
HEARTLAND EXPRESS INC           COM          422347104      647      45,300    SH         SHARED       1              45,300
HUB GROUP INC                   CL A         443320106      721      24,000    SH         SHARED       1              24,000
HURCO COMPANIES INC             COM          447324104    1,870      34,600    SH         SHARED       1              34,600
INTERACTIVE DATA CORP           COM          45840J107    1,792      63,530    SH         SHARED       1              63,530
J2 GLOBAL COMMUNICATIONS INC    COM NEW      46626E205    1,630      49,800    SH         SHARED       1              49,800
HENRY JACK & ASSOC INC          COM          426281101      905      35,000    SH         SHARED       1              35,000
JACKSON HEWITT TAX SVCS INC     COM          468202106    1,155      41,300    SH         SHARED       1              41,300
K TRON INTL INC                 COM          482730108      950      10,000    SH         SHARED       1              10,000
LANDAUER INC                    COM          51476K103    1,656      32,500    SH         SHARED       1              32,500
LUFKIN INDS INC                 COM          549764108      649      11,800    SH         SHARED       1              11,800
MAGELLAN HEALTH SVCS INC        COM NEW      559079207    1,968      48,500    SH         SHARED       1              48,500
MANHATTAN ASSOCS INC            COM          562750109    2,083      76,000    SH         SHARED       1              76,000
MATRIA HEALTHCARE INC           COM NEW      576817209      678      25,900    SH         SHARED       1              25,900
METALICO INC                    COM          591176102    1,631     179,000    SH         SHARED       1             179,000
MICROS SYS INC                  COM          594901100    1,516      23,300    SH         SHARED       1              23,300
MICROSTRATEGY INC               CL A NEW     594972408    1,547      19,500    SH         SHARED       1              19,500
MOLINA HEALTHCARE INC           COM          60855R100    1,518      41,860    SH         SHARED       1              41,860
MONARCH CASINO & RESORT INC     COM          609027107    1,445      50,800    SH         SHARED       1              50,800
MTS SYS CORP                    COM          553777103      770      18,500    SH         SHARED       1              18,500
NATCO GROUP INC                 CL A         63227W203    1,051      20,300    SH         SHARED       1              20,300
NETSCOUT SYS INC                COM          64115T104    1,202     110,300    SH         SHARED       1             110,300
OIL STS INTL INC                COM          678026105    1,063      22,000    SH         SHARED       1              22,000
PALOMAR MED TECHNOLOGIES INC    COM NEW      697529303    1,208      42,400    SH         SHARED       1              42,400
PAR PHARMACEUTICAL COS INC      COM          69888P106      334      18,000    SH         SHARED       1              18,000
PARK ELECTROCHEMICAL CORP       COM          700416209    1,370      40,800    SH         SHARED       1              40,800
PEDIATRIX MED GROUP             COM          705324101    1,863      28,470    SH         SHARED       1              28,470
PROGRESS SOFTWARE CORP          COM          743312100    1,536      50,700    SH         SHARED       1              50,700
QUEST SOFTWARE INC              COM          74834T103    1,810     105,500    SH         SHARED       1             105,500
RES-CARE INC                    COM          760943100    1,647      72,100    SH         SHARED       1              72,100
ROFIN SINAR TECHNOLOGIES INC    COM          775043102    1,411      20,100    SH         SHARED       1              20,100
ROLLINS INC                     COM          775711104    1,177      44,100    SH         SHARED       1              44,100
SCIELE PHARMA INC               COM          808627103    1,374      52,800    SH         SHARED       1              52,800
SPSS INC                        COM          78462K102    1,773      43,100    SH         SHARED       1              43,100
STANDARD PARKING CORP           COM          853790103    2,052      51,563    SH         SHARED       1              51,563
SUPERIOR ENERGY SVCS INC        COM          868157108    1,070      30,200    SH         SHARED       1              30,200
SYBASE INC                      COM          871130100    1,651      71,400    SH         SHARED       1              71,400
T-3 ENERGY SRVCS INC            COM          87306E107    1,164      27,300    SH         SHARED       1              27,300
TAYLOR CAP GROUP INC            COM          876851106      818      29,300    SH         SHARED       1              29,300
TEAM INC                        COM          878155100    1,495      54,588    SH         SHARED       1              54,588
TECHNE CORP                     COM          878377100    1,243      19,700    SH         SHARED       1              19,700
TECHNITROL INC                  COM          878555101      833      30,900    SH         SHARED       1              30,900
TEMPUR PEDIC INTL INC           COM          88023U101    1,137      31,800    SH         SHARED       1              31,800
TRANSDIGM GROUP INC             COM          893641100    1,627      35,600    SH         SHARED       1              35,600
TTM TECHNOLOGIES INC            COM          87305R109    1,322     114,300    SH         SHARED       1             114,300
UNITED INDL CORP                COM          910671106    1,701      22,600    SH         SHARED       1              22,600
UNITED ONLINE INC               COM          911268100    1,336      89,000    SH         SHARED       1              89,000
VIAD CORP                       COM NEW      92552R406    1,566      43,500    SH         SHARED       1              43,500
WADDELL & REED FINL INC         CL A         930059100      908      33,600    SH         SHARED       1              33,600
WARNACO GROUP INC               COM NEW      934390402    2,125      54,400    SH         SHARED       1              54,400
WEYCO GROUP INC                 COM          962149100    1,812      57,700    SH         SHARED       1              57,700
W-H ENERGY SVCS INC             COM          92925E108    1,069      14,500    SH         SHARED       1              14,500
WOLVERINE WORLD WIDE INC        COM          978097103    1,381      50,400    SH         SHARED       1              50,400
WRIGHT EXPRESS CORP             COM          98233Q105    1,693      46,400    SH         SHARED       1              46,400

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